Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 208		$ 12
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 200
Ordinary shares, shares authorized	88,000,000		88,000,000
Ordinary shares, shares issued	21,660,010		21,660,010
Ordinary shares, shares outstanding	20,366,326		20,184,826
Ordinary shares of par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Treasury shares	1,293,684		1,475,184